STOCKHOLDERS' DEFICIT - Preferred Stock Shares (Details) - $ / shares	Jun. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
STOCKHOLDERS' DEFICIT
Preferred shares, shares authorized	2,000,000	2,000,000		2,000,000
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares, shares issued	0	0		0
Preferred shares, shares outstanding	0	0		0